Loans - Loans Individually Evaluated for Impairment by Class of Loans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	$ 109,305	$ 106,156
Recorded investment	80,664	73,712	$ 112,315
Allowance for loan losses allocated	4,191	3,660
Impaired Financing Receivable, Average Recorded Investment	70,762	92,614	124,089
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,963	2,678	2,640
Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded investment	30,595	19,106	20,727
Impaired Financing Receivable, Average Recorded Investment	20,179	19,518	20,523
Impaired Financing Receivable, Interest Income, Cash Basis Method	340	360	412
Commercial real estate
Financing Receivable, Impaired [Line Items]
Recorded investment	18,025	21,989	41,822
Impaired Financing Receivable, Average Recorded Investment	17,883	31,945	41,426
Impaired Financing Receivable, Interest Income, Cash Basis Method	550	1,027	1,151
Remaining commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	4,676	5,609	10,782
Impaired Financing Receivable, Average Recorded Investment	5,666	8,784	17,829
Impaired Financing Receivable, Interest Income, Cash Basis Method	26	61	616
Commercial
Financing Receivable, Impaired [Line Items]
Recorded investment	25,324	24,930	33,408
Impaired Financing Receivable, Average Recorded Investment	24,968	28,306	34,972
Impaired Financing Receivable, Interest Income, Cash Basis Method	1,026	1,084	461
Consumer
Financing Receivable, Impaired [Line Items]
Recorded investment			799
Impaired Financing Receivable, Average Recorded Investment		403	616
Construction Real Estate Vision Commercial Land And Development [Member]
Financing Receivable, Impaired [Line Items]
Recorded investment	2,044	2,078	4,777
Impaired Financing Receivable, Average Recorded Investment	2,066	3,658	$ 8,723
Impaired Financing Receivable, Interest Income, Cash Basis Method	21	146
With no related allowance recorded | Commercial, financial and agricultural
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	32,583	30,601
Recorded investment	18,763	17,883
With no related allowance recorded | Commercial real estate
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	15,138	27,923
Recorded investment	14,916	20,696
With no related allowance recorded | SEPH commercial land and development
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	10,834	11,026
Recorded investment	2,044	2,078
With no related allowance recorded | Remaining commercial
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	2,506	1,427
Recorded investment	1,531	391
With no related allowance recorded | Commercial
Financing Receivable, Impaired [Line Items]
Unpaid principal balance	23,798	25,822
Recorded investment	$ 23,480	$ 23,352